Scudder California Tax Free Money Fund
                        Scudder California Tax Free Fund
     Supplement to Statement of Additional Information dated August 1, 1997

The following paragraph replaces the last paragraph under the section entitled "Responsibilities of the Board -- Board and Committee Meetings" on page 55.

      The Independent Trustees met nineteen times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above.







August 21, 1997